Cover Page	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Entity Registrant Name	KLA CORPORATION
Entity Central Index Key	0000319201
Document Fiscal Year Focus	2027
Document Fiscal Period Focus	Q1
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	KLAC
Security Exchange Name	NASDAQ
Entity File Number	000-09992
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-2564110
Entity Address, Address Line One	One Technology Drive
Entity Address, City or Town	Milpitas
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95035
City Area Code	408
Local Phone Number	875-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Document Period End Date	Oct. 28, 2026